COMMON SHARES (Details Narrative 1) - USD ($)																		2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 30, 2016	Dec. 20, 2016	Dec. 14, 2016	Oct. 25, 2016	Sep. 15, 2016	Aug. 16, 2016	Aug. 07, 2016	Jul. 14, 2016	Jun. 13, 2016	Jun. 02, 2016	May 18, 2016	Apr. 13, 2016	Mar. 15, 2016	Feb. 15, 2016	Feb. 01, 2016	Jan. 26, 2016	Jun. 02, 2015	Jul. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2016	Sep. 30, 2015	Jun. 17, 2016
Issuance of common stock (in shares)			7,658,129														13,930,742
Issuance of shares for services (shares)		850,000				400,000	143,000
Issuance of shares for services		$ 50,000				$ 24,000	$ 11,000													$ 136,000	$ 73,000	$ 745,000	$ 1,574,000
Warrant exercise term											1 year 6 months
Exercise price (in dollars per share)											$ 0.058
Issuance of common stock upon exercise of warrants (shares)											700,000
Issuance of common stock upon exercise of warrants											$ 41,000
Amount of issuance of common stock			$ 84,000														$ 146,000			$ 215,000		$ 717,000	$ 347,000
Number of shares cancel								85,000
2014 Incentive Plan [Member]
Issuance of shares for services (shares)									7,103,467
Issuance of shares for services									$ 632,000
Global Share and Options Incentive Enhancement Plan (2014) [Member]
Issuance of shares for services (shares)	5,775,000
Issuance of shares for services	$ 386,000
Mr. Joshua Shoham [Member]
Issuance of shares for services (shares)		950,000
Mr. Amitzur [Member]
Issuance of shares for services (shares)	850,000
Issuance of shares for services	$ 24,000
Board of Directors [Member]
Issuance of shares for services (shares)	300,000
Issuance of shares for services	$ 20,000
Mr. Shlomi Palas [Member]
Issuance of shares for services (shares)		85,000
February 2016 Offering [Member]
Gross proceeds from subscription agreement														$ 1,925,000
Warrant exercise term														5 years
Exercise price (in dollars per share)														$ 0.10
Securities sold in offering (percent)														50.00%
Stock shares subscribed														35,000,000
Stock price														$ 0.055
Number of shares called by warrant														17,500,000
February 2016 Offering [Member] | Maxim Group LLC [Member]
Exercise price (in dollars per share)														$ 0.0605
Number of shares called by warrant														2,800,000
February 2016 Offering [Member] | Maxim Group LLC [Member] | Warrant [Member]
Stock shares subscribed														1,400,000
Stock price														$ 0.11
Commision rate (percent)														7.00%
July 2015 Offering Subscription Agreements [Member]
Issuance of common stock (in shares)										13,930,742
Amount of issuance of common stock										$ 146,000
June 2016 Offering [Member]
Gross proceeds from subscription agreement																		$ 3,000,000
Securities sold in offering (percent)																		100.00%
Stock price																		$ 0.011
June 2016 Offering [Member] | Warrant [Member]
Issuance of shares for services (shares)																		1,000,000
Gross proceeds from subscription agreement																		$ 1,370,000
Warrant exercise term																		5 years
Exercise price (in dollars per share)																		$ 0.11
Stock shares subscribed																		18,266,668
Stock price																		$ 0.075
Number of shares called by warrant																		18,266,668
June 2016 Offering [Member] | Maxim Group LLC [Member]
Exercise price (in dollars per share)																		$ 0.0825
Stock shares subscribed																		928,000
Stock price																		$ 0.121
Number of shares called by warrant																		928,000
June 2016 Offering [Member] | Maxim Group LLC [Member] | Warrant [Member]
Commision rate (percent)																		4.44%
Consultant One [Member]
Issuance of shares for services (shares)					500,000							875,000			540,000
Issuance of shares for services					$ 20,000							$ 42,000			$ 108,000
Consultant [Member]
Issuance of shares for services (shares)									1,000,000			1,000,000	85,000
Issuance of shares for services									$ 89,000				$ 5,685						$ 10,000
Consultant Two [Member]
Issuance of shares for services (shares)					500,000
Issuance of shares for services					$ 34,000
Subscription Agreements [Member]
Issuance of common stock (in shares)																1,000,000
Issuance of shares for services (shares)			7,658,129
Issuance of shares for services			$ 84,000
Securities Purchase Agreement [Member]
Issuance of shares for services		$ 250,000		$ 500,000
Mutual Agreement [Member]
Issuance of shares for services				$ 250,000
Share Purchase Agreement [Member]
Value of share repurchase program																								$ 500,000,000
Number of shares authorized for repurchase																								7,473,841